Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	NEXXEN INTERNATIONAL LTD.
Entity Central Index Key	0001849396
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	56,284,083
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3
Entity File Number	001-40504
Entity Address, Address Line One	82 Yigal Alon Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789124
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares
Trading Symbol	NEXN
Security Exchange Name	NASDAQ
Security Reporting Obligation	15(d)
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Auditor Firm ID	1057
Auditor Location	Tel-Aviv, Israel
Auditor Name	Somekh Chaikin
Auditor Opinion [Text Block]
Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Nexxen International Ltd. (and subsidiaries) (the Company) as of December 31, 2025 and 2024, and the related consolidated statements of operation and other comprehensive income (loss), changes in equity, and cash flows for each of the years in the three‑year period ended December 31, 2025 and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three‑year period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	82 Yigal Alon Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789124
Entity Address, Country	IL
Contact Personnel Name	Sagi Niri
City Area Code	972
Local Phone Number	3-545-3900
Contact Personnel Email Address	sniri@nexxen.com